Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
3.
Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using net loss attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. As the Company has obligations under the Penny Warrants to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 18 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS.

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended March 31,	Three Months Ended March 31,
	2025	2024
Numerator:
Net loss	$(23,047)	$(32,990)
Less: Net loss attributable to redeemable noncontrolling interests	(17,558)	(21,699)
Less: Net loss attributable to noncontrolling interests	(40)	(5,450)
Add: Series A Preferred Dividends	(1,007)	(285)
Add: Series B Preferred Dividends	(992)	—
Basic Net loss attributable to common stockholders	$(7,448)	$(6,126)
Denominator:
Weighted Average Class A Common Stock outstanding	18,732,919	16,920,382
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,282,742	385,338
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,140,900	—
Weighted Average Shares Outstanding - basic and diluted	25,156,561	17,305,720
Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.30)	$(0.35)
Diluted	$(0.30)	$(0.35)

The following table summarizes potentially dilutive outstanding securities for the three months ended March 31, 2025 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,304,742
Total anti-dilutive features	8,157,944

3.
Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using net loss attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. As the Company has obligations under the Penny Warrants to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 18 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS.

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

Year Ended
December 31, 2024
Numerator:
Net loss	$(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(73,384)
Less: Net loss attributable to noncontrolling interests	(7,037)
Add: Series A Preferred Dividends	(3,258)
Add: Series B Preferred Dividends	(1,233)
Basic Net loss attributable to common stockholders	$(25,565)

Denominator:
Weighted Average Class A Common Stock outstanding	17,757,741
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,051,749
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,000,000
Weighted Average Shares Outstanding - basic and diluted	23,809,490

Basic and Diluted Earnings Loss Per Share
Basic	$(1.07)
Diluted	$(1.07)

The following table summarizes potentially dilutive outstanding securities for the year ended December 31, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,274,742
Total anti-dilutive features	8,127,944